Debt, Description of long-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of long-term debt changes [Line Items]
Proceeds from issuance of long-term debt	$ 0	$ 0	$ 6,378
Repayments of long-term debt	$ 0	3,925	2,880
Description of debt redemption terms	We may redeem some of our notes in whole or in part, prior to their respective maturity dates, at a redemption price equal to the greater of (i) 100% of the principal amount of the notes redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest (discounted at the applicable treasury yield or comparable government bond rate plus their respective basis points) on the notes to be redeemed. Some of our notes may also be redeemed prior to their respective maturity dates, at a redemption price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest. Certain notes are also redeemable upon certain tax events.
Debt instrument, covenant compliance	As of December 31, 2022, we are in compliance with our debt covenants
Payment for debt extinguishment	$ 0	150	77
Repayments of short-term debt	0	0	506
Proceeds from short-term debt	0	0	521
Net (repayments of) proceeds from commercial paper	(4)	(296)	$ 239
Senior Revolving Credit Facility, $3,250 million [Member]
Description of long-term debt changes [Line Items]
Maximum borrowing capacity	$ 3,250
Expiration date	November 2026
Maximum allowed letters of credit	$ 200
Additional borrowing capacity, uncommitted loans	$ 1,000
Credit facility description of interest rate	Borrowings under the facility bear interest at either a base rate, LIBOR rate or EURIBOR rate, plus an applicable margin. Additional fees are incurred for the average daily unused commitments
Outstanding borrowings	$ 0
Outstanding letters of credit	0
Unused availability	$ 3,050
Terms of debt covenants	Additionally, we are required to maintain a maximum leverage ratio (calculated as the ratio of total net funded debt to consolidated earnings before interest, taxes and depreciation and amortization, both as defined in the Amended and Restated Credit Agreement) financial covenant 3.50 to 1.00. In the event an acquisition meeting certain thresholds is consummated we can elect to increase the maximum leverage ratio for each of the first six fiscal quarters ending after such acquisition as indicated in the Amended and Restated Credit Agreement.
Term Loan due 2022, $4,000 million [Member]
Description of long-term debt changes [Line Items]
Maturity year			2022
Repayments of long-term debt		1,450
Guaranteed Notes due 2027, 8.1% [Member]
Description of long-term debt changes [Line Items]
Face amount	$ 300
Interest rate (in hundredths)	8.10%
Maturity year	2027
Guaranteed Notes due 2023, 4.0% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)	4.00%
Maturity year	2023
Guaranteed Notes due 2023, 4.0% [Member] | Subsidiary Issuer, LYB International Finance B.V.
Description of long-term debt changes [Line Items]
Face amount	$ 750	$ 750
Interest rate (in hundredths)	4.00%	4.00%
Maturity year	2023	2023
Repayments of long-term debt		$ 325
Debt extinguishment costs		25
Payment for debt extinguishment		23
Write-off of debt Issuance cost		$ 2
Guaranteed Notes due 2025, 2.875% [Member] | Subsidiary Issuer, LYB International Finance III LLC
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)		2.875%
Maturity year		2025
Repayments of long-term debt		$ 500
Debt extinguishment costs		37
Payment for debt extinguishment		34
Write-off of debt Issuance cost		$ 3
Guaranteed Floating Rate Note due 2023 [Member] | Subsidiary Issuer, LYB International Finance III LLC
Description of long-term debt changes [Line Items]
Maturity year		2023
Repayments of long-term debt		$ 650
Write-off of debt Issuance cost		3
Guaranteed Notes Redeemed in 2021 Tender Offer [Member]
Description of long-term debt changes [Line Items]
Repayments of long-term debt		775
Debt extinguishment costs		42
Payment for debt extinguishment		71
Write-off of debt Issuance cost		7
Write-off of the cumulative fair value hedge accounting adjustment		36
Guaranteed Notes due 2027, 3.5% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)	3.50%
Maturity year	2027
Guaranteed Notes due 2027, 3.5% [Member] | Subsidiary Issuer, LYB International Finance II B.V.
Description of long-term debt changes [Line Items]
Face amount	$ 1,000	$ 1,000
Interest rate (in hundredths)	3.50%	3.50%
Maturity year	2027	2027
Repayments of long-term debt		$ 409
Guaranteed Notes due 2030, 3.375% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)	3.375%
Maturity year	2030
Guaranteed Notes due 2030, 3.375% [Member] | Subsidiary Issuer, LYB International Finance III LLC
Description of long-term debt changes [Line Items]
Face amount	$ 500	$ 500
Interest rate (in hundredths)	3.375%	3.375%
Maturity year	2030	2030
Repayments of long-term debt		$ 358
Guaranteed Notes due 2025, 1.25% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)	1.25%
Maturity year	2025
Guaranteed Notes due 2025, 1.25% [Member] | Subsidiary Issuer, LYB International Finance III LLC
Description of long-term debt changes [Line Items]
Face amount	$ 500	$ 500
Interest rate (in hundredths)	1.25%	1.25%
Maturity year	2025	2025
Repayments of long-term debt		$ 8
Guaranteed Notes due 2022, 1.875% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)			1.875%
Maturity year			2022
Debt extinguishment costs			$ 23
Payment for debt extinguishment			22
Write-off of debt Issuance cost			2
Write-off of the cumulative fair value hedge accounting adjustment			$ 1
Senior Notes due 2024, 5.75% [Member]
Description of long-term debt changes [Line Items]
Face amount	$ 1,000	$ 1,000
Interest rate (in hundredths)	5.75%	5.75%
Maturity year	2024	2024
Repayments of long-term debt		$ 225
Description of debt redemption terms	Additionally, our Senior Notes due 2024 may be redeemed and repaid, in whole at any time or in part from time to time prior to the date that is 90 days prior to the scheduled maturity date of the notes at a redemption price equal to 100% of the principal amount of the notes redeemed plus a premium for each note redeemed equal to the greater of 1.00% of the then outstanding principal amount of the note and the excess of: (a) the present value at such redemption date of (i) the principal amount of the note at maturity plus (ii) all required interest payments due on the note through maturity (excluding accrued but unpaid interest), computed using a discount rate equal to the Treasury Rate as of such redemption date plus 50 basis points; over (b) the outstanding principal amount of the note. These notes may also be redeemed, in whole or in part, at any time on or after the date which is 90 days prior to the final maturity date of the notes, at a redemption price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest.
Debt extinguishment costs		23
Payment for debt extinguishment		22
Write-off of debt Issuance cost		$ 1
Senior Notes due 2021, 6.0% [Member]
Description of long-term debt changes [Line Items]
Interest rate (in hundredths)			6.00%
Maturity year			2021
Debt extinguishment costs			$ 46
Payment for debt extinguishment			55
Write-off of debt Issuance cost			2
Write-off of the cumulative fair value hedge accounting adjustment			$ 11